                       OPPENHEIMER MULTI CAP VALUE FUND
                  Supplement dated February 12, 2004 to the
                       Prospectus dated August 28, 2003

The Prospectus is changed as follows:

1.   The supplement dated August 28, 2003 to the Prospectus dated August 28,
2003 is
     replaced with this supplement dated February 12, 2004 to the Prospectus dated
      August 28, 2003.

2.   Subject to approval by the Board of Trustees of Oppenheimer Multi Cap
     Value   Fund (the "Fund") at a meeting scheduled for February 19, 2004, the Fund will change its name on  February 27, 2004 to Oppenheimer
     Select Value Fund..

3.   The offering of Class B, Class C, Class N and Class Y shares of the Fund will commence February 27, 2004.

February 12, 2004                                             PS0600.003

 OPPENHEIMER MULTI CAP VALUE FUND

                 Supplement dated February 12, 2004 to the
         Statement of Additional Information dated August 28, 2003

The Statement of Additional Information is changed as follows:

1.   The supplement dated August 28, 2003 to the Statement of
     Additional Information dated August 28, 2003 is replaced with this supplement dated February 12, 2004 to the Statement of Additional
     Information dated August 28, 2003.

2.   Subject to approval by the Board of Trustees of Oppenheimer Multi
     Cap Value  Fund (the "Fund") at a meeting scheduled for February
     19, 2004, the Fund will change its name on  February 27, 2004 to
     Oppenheimer Select Value Fund..

3.   The offering of Class B, Class C, Class N and Class Y shares of the Fund will commence February 27, 2004.

February 12, 2004
PX0600.004